FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value
Set forth below is information regarding the Trust's financial assets and liabilities measured at fair value as of September 30, 2016 (dollars in thousands):

	Carrying and Fair Value	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2
Financial Liabilities:
Interest rate swap	$(1,602)	—	$(1,602)